Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-current Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2020	2021

	(US$ thousand)
Deferred financing costs	$—	$2,289
Long-term deposits	1,024	1,136
Equipment in-transit	470	273
Others	110	221

	$1,604	$3,919